Cover	Dec. 20, 2019
Document Information [Line Items]
Entity Registrant Name	Noble Corp plc
Amendment Flag	false
Entity Central Index Key	0001458891
Document Type	8-K
Document Period End Date	Dec. 20, 2019
Entity Incorporation State Country Code	X0
Entity File Number	001-36211
Entity Tax Identification Number	98-0619597
Entity Address, Address Line One	10 Brook Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1S1BG
Country Region	+44
City Area Code	20
Local Phone Number	3300 2300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Shares, Nominal Value $0.01 per Share
Trading Symbol	NE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
NOBLE CORPORATION
Document Information [Line Items]
Entity Registrant Name	NOBLE CORP
Entity Central Index Key	0001169055
Entity Incorporation State Country Code	E9
Entity File Number	001-31306
Entity Tax Identification Number	98-0366361
Entity Address, Address Line One	Suite 3D, Landmark Square 64 Earth Close P.O. Box 31327
Entity Address, Address Line Two	Georgetown
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY-1 1206
City Area Code	345
Local Phone Number	938-0293